Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Profit for the year	$ 3,361,573	$ 4,954,435	$ 3,951,163
Adjustments for:
Deferred income tax recognized in profit or loss	(91,869)	(627,090)	382,904
Current income tax recognized in profit or loss	1,246,847	1,711,534	1,260,529
Depreciation	1,226,917	1,075,788	925,748
Intangible impairment loss	21,430	0	0
Loss (gain) on disposal of plant and equipment	23,227	41,890	(157,245)
Interest income	(1,077,507)	(857,109)	(646,334)
Interest expense	332,168	255,997	172,154
Unrealized foreign exchange loss on loans	43,400	82,600	270,850
Subtotal	5,086,186	6,638,045	6,159,769
Derivative financial instruments	(13,391)	15,129	(7,064)
Accounts receivable, net	200,145	162,906	(1,144,991)
Due from related parties	227	3,967	1,154
Inventories	149,738	(461,783)	(562,905)
Current and non-current biological assets	(236,179)	70,941	(539,395)
Prepaid expenses and other current assets	(493,442)	875,307	82,324
Assets held for sale	455	7,205	3,320
Trade payable and other accounts payable	457,941	(350,299)	(43,707)
Due to related parties	92,262	(134,714)	24,338
Income taxes paid	(1,787,959)	(1,405,256)	(997,028)
Employee benefits	49,853	57,946	34,801
Net cash provided by operating activities	3,505,836	5,479,394	3,010,616
Cash flows from investing activities:
Payments for acquisition of property, plant and equipment	(1,977,567)	(2,126,361)	(2,792,252)
Proceeds from sale of plant and equipment	32,455	35,175	278,340
Restricted cash	0	(24,058)	(19,236)
Investment in securities at fair value through profit or loss	577,773	(157,549)	272,322
Other assets	(27,983)	2,125	4,583
Interest collected	1,077,507	857,109	646,334
Bussiness acquisition including advance payment	0	(2,494,862)	0
Collection of principal of loans granted to related parties	0	144,562	44,513
Net cash used in investing activities	(317,815)	(3,763,859)	(1,565,396)
Cash flows from financing activities:
Payment for repurchase of shares	(6,454)	(1,800)	(4,157)
Proceeds from issuance of repurchased shares	1,887	0	5,224
Dividends paid	(852,000)	(780,000)	(779,960)
Dividends paid to non-controlling interest	(1,131)	(1,081)	(1,114)
Proceeds from borrowings	3,370,400	5,378,915	2,320,500
Principal payment on loans	(3,588,067)	(4,246,100)	(2,670,474)
Interest paid	(332,168)	(255,997)	(172,154)
Net cash (used in) provided by financing activities	(1,407,533)	93,937	(1,302,135)
Net increase in cash and cash equivalents	1,780,488	1,809,472	143,085
Cash and cash equivalents at January 1	16,088,210	14,661,968	14,020,491
Effect of exchange rate fluctuations on cash and cash equivalents	33,147	(383,230)	498,392
Cash and cash equivalents at December 31	$ 17,901,845	$ 16,088,210	$ 14,661,968